Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Investment in Securities [Member]
Carrying amount	¥ 511,490	¥ 422,938
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,954)	1,147
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans [Member]
Carrying amount	15,152	28,836
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	55
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0